Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Amounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]

	December 31,	December 31,
	2019	2018
	$	$

Government receivable	289	639
Interest receivable	38	171
	327	810